Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	€ 625	€ 173
Intangible assets	223	41
Financial assets	207	20
Total non-current assets	1,055	234
Current assets
Current other assets	1,589	696
Current financial assets	101,184	0
Cash and cash equivalents	55,386	123,282
Total current assets	158,159	123,979
Total assets	159,214	124,213
Equity
Issued capital	3,116	2,858
Share premium	211,022	161,639
Other capital reserves	18,310	6,225
Accumulated deficit	(81,107)	(51,293)
Other components of equity	50	0
Total equity	151,391	119,429
Non-current liabilities
Provisions	57	2
Government grants	11	15
Total non-current liabilities	68	17
Current liabilities
Employee Benefits	788	295
Social securities and current other tax liabilities	310	2
Trade and other payables	6,657	4,469
Total current liabilities	7,756	4,766
Total Liabilities	7,824	4,783
Total equity and liabilities	€ 159,214	€ 124,213